UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2017 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.8%
Australia 6.1%
BGP Holdings PLC*	11,394,023	212,715
Dexus Property Group	311,681	2,326,473
Goodman Group	1,219,277	7,210,021
GPT Group	3,734,378	14,693,278
Investa Office Fund	869,345	3,154,852
Mirvac Group	8,761,602	14,659,557
Scentre Group	4,339,378	14,222,567
Vicinity Centres	2,047,220	4,426,334
Viva Energy REIT	732,571	1,332,048
Westfield Corp.	1,704,089	11,561,081
(Cost $64,245,390)		73,798,926
Austria 0.7%
BUWOG AG* (Cost $8,019,895)	359,954	9,081,573
Canada 1.9%
Chartwell Retirement Residences (Units) (a)	972,991	11,406,497
First Capital Realty, Inc.	730,792	11,007,079
(Cost $20,629,441)		22,413,576
France 3.7%
Gecina SA	80,886	10,975,982
Klepierre	474,353	18,450,207
Unibail-Rodamco SE	62,669	14,647,991
(Cost $44,037,757)		44,074,180
Germany 3.1%
Alstria Office REIT-AG *	412,474	5,047,112
Deutsche Wohnen AG (Bearer)	389,693	12,831,334
LEG Immobilien AG*	95,129	7,798,000
TLG Immobilien AG	238,770	4,652,457
Vonovia SE	198,156	6,982,303
(Cost $35,910,502)		37,311,206
Hong Kong 6.8%
Cheung Kong Property Holdings Ltd.	2,173,336	14,639,920
Hang Lung Properties Ltd.	3,973,000	10,326,784
Hopewell Holdings Ltd.	1,020,100	3,845,967
Hysan Development Co., Ltd.	1,080,000	4,898,668
Link REIT	2,161,244	15,142,474
Sun Hung Kai Properties Ltd.	1,681,140	24,703,878
Swire Properties Ltd.	2,444,600	7,832,534
(Cost $71,937,930)		81,390,225
Ireland 0.9%
Green REIT PLC	2,431,396	3,540,555
Hibernia REIT PLC (b)	352,000	467,514
Hibernia REIT PLC (a) (b)	4,718,261	6,329,551
(Cost $10,923,989)		10,337,620
Japan 10.6%
Advance Residence Investment Corp.	2,568	7,023,767
Daibiru Corp.	449,800	3,951,355
Frontier Real Estate Investment Corp.	1,442	6,553,957
Global One Real Estate Investment Corp.	1,319	4,656,130
Invesco Office J-Reit, Inc.	3,658	3,272,584
Japan Logistics Fund, Inc.	4,128	8,884,118
Japan Real Estate Investment Corp.	1,931	10,233,450
Japan Retail Fund Investment Corp.	3,676	7,211,339
Mitsubishi Estate Co., Ltd.	1,415,000	25,801,222
Mitsui Fudosan Co., Ltd.	1,149,000	24,501,267
Mori Hills REIT Investment Corp.	5,687	7,621,489
Mori Trust Hotel Reit, Inc.	1,000	1,376,089
Mori Trust Sogo Reit, Inc.	5,807	8,981,994
Nippon Accommodations Fund, Inc.	236	1,024,935
NTT Urban Development Corp.	817,300	7,091,636
(Cost $126,470,927)		128,185,332
Netherlands 0.7%
InterXion Holding NV* (c) (Cost $7,771,774)	203,883	8,065,611
Singapore 2.5%
CDL Hospitality Trusts	2,040,000	2,092,719
City Developments Ltd.	1,810,200	13,199,442
Frasers Logistics & Industrial Trust	5,754,300	4,051,890
Global Logistic Properties Ltd.	1,503,800	2,988,572
Mapletree Commercial Trust	4,918,600	5,379,746
Mapletree Greater China Commercial Trust	3,437,500	2,506,523
UOL Group Ltd.	49,600	247,140
(Cost $28,054,913)		30,466,032
Spain 0.4%
Merlin Properties Socimi SA (Cost $5,375,616)	487,534	5,450,660
Sweden 1.3%
Castellum AB	256,726	3,403,665
Fabege AB	298,260	4,743,188
Hufvudstaden AB "A"	474,739	7,035,800
(Cost $14,220,323)		15,182,653
Switzerland 0.6%
PSP Swiss Property AG (Registered) (Cost $7,110,627)	80,256	7,303,284
United Kingdom 5.3%
Assura PLC	4,168,031	3,021,001
British Land Co. PLC	1,548,707	11,836,292
Capital & Counties Properties PLC (a)	642,359	2,338,783
Great Portland Estates PLC	769,597	6,281,948
Hammerson PLC	863,705	6,178,999
Land Securities Group PLC	687,018	9,115,503
LondonMetric Property PLC	2,358,284	4,721,603
Safestore Holdings PLC	571,231	2,712,486
Segro PLC	1,707,040	9,756,982
St. Modwen Properties PLC	486,947	1,982,813
UNITE Group PLC	740,960	5,908,942
(Cost $64,379,873)		63,855,352
United States 54.2%
Agree Realty Corp. (REIT)	181,163	8,688,578
Alexandria Real Estate Equities, Inc. (REIT)	250,874	27,726,595
American Homes 4 Rent "A", (REIT)	499,845	11,476,441
Apartment Investment & Management Co. "A" (REIT)	298,339	13,231,335
AvalonBay Communities, Inc. (REIT)	172,160	31,608,576
Brixmor Property Group, Inc. (REIT)	709,108	15,217,458
Camden Property Trust (REIT)	143,946	11,581,895
CoreSite Realty Corp. (REIT)	67,535	6,081,527
Corporate Office Properties Trust (REIT)	308,911	10,224,954
CubeSmart (REIT)	408,163	10,595,912
DiamondRock Hospitality Co. (REIT)	943,386	10,518,754
DuPont Fabros Technology, Inc. (REIT)	222,775	11,047,412
EastGroup Properties, Inc. (REIT)	110,741	8,142,786
Empire State Realty Trust, Inc. "A" (REIT)	543,035	11,208,242
Equity LifeStyle Properties, Inc. (REIT)	117,157	9,028,118
Essex Property Trust, Inc. (REIT)	155,059	35,900,810
Four Corners Property Trust, Inc. (REIT)	315,353	7,199,509
Gaming & Leisure Properties, Inc. (REIT)	263,602	8,809,579
GGP, Inc. (REIT)	1,306,091	30,275,189
HCP, Inc. (REIT)	616,203	19,274,830
Healthcare Trust of America, Inc. "A" (REIT)	529,692	16,664,110
Host Hotels & Resorts, Inc. (REIT)	978,282	18,254,742
Hudson Pacific Properties, Inc. (REIT)	638,538	22,118,956
Invitation Homes, Inc. (REIT)*	388,345	8,477,571
Kimco Realty Corp. (REIT)	682,699	15,080,821
LaSalle Hotel Properties (REIT)	257,997	7,469,013
Lexington Realty Trust (REIT)	307,003	3,063,890
Pennsylvania Real Estate Investment Trust (REIT) (a)	478,503	7,244,535
Piedmont Office Realty Trust, Inc. "A" (REIT)	379,041	8,103,897
Prologis, Inc. (REIT)	614,143	31,861,739
Public Storage (REIT)	150,163	32,872,182
Retail Properties of America, Inc. "A" (REIT)	610,264	8,800,007
Rexford Industrial Realty, Inc. (REIT)	559,570	12,601,516
Sabra Health Care REIT, Inc. (REIT)	275,485	7,694,296
Simon Property Group, Inc. (REIT)	239,892	41,268,621
STORE Capital Corp. (REIT)	156,115	3,728,026
Sunstone Hotel Investors, Inc. (REIT)	677,963	10,393,173
Urban Edge Properties (REIT)	486,951	12,806,811
VEREIT, Inc. (REIT)	1,604,369	13,621,093
Vornado Realty Trust (REIT)	322,064	32,306,240
Welltower, Inc. (REIT)	578,403	40,962,501
(Cost $606,420,562)		653,232,240
Total Common Stocks (Cost $1,115,509,519)		1,190,148,470
Securities Lending Collateral 0.5%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (d) (e) (Cost $5,510,028)	5,510,028	5,510,028
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.74% (d) (Cost $11,522,087)	11,522,087	11,522,087
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,132,541,634) †	100.3	1,207,180,585
Other Assets and Liabilities, Net	(0.3)	(3,258,678)
Net Assets	100.0	1,203,921,907

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $1,182,884,338. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $24,296,247. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,573,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,277,306.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $5,364,553, which is 0.5% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2017 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	365,359,910	30.7%
Office	171,629,251	14.4%
Apartments	153,232,434	12.9%
Shopping Centers	115,475,971	9.7%
Health Care	99,023,235	8.3%
Regional Malls	87,869,918	7.4%
Industrial	61,490,159	5.2%
Hotels	48,011,771	4.0%
Storage	46,180,580	3.9%
Specialty Services	19,616,113	1.6%
Retail	14,193,517	1.2%
Software	8,065,611	0.7%
Total	1,190,148,470	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$73,586,211	$—	$212,715	$73,798,926
Austria	9,081,573	—	—	9,081,573
Canada	22,413,576	—	—	22,413,576
France	44,074,180	—	—	44,074,180
Germany	37,311,206	—	—	37,311,206
Hong Kong	81,390,225	—	—	81,390,225
Ireland	10,337,620	—	—	10,337,620
Japan	128,185,332	—	—	128,185,332
Netherlands	8,065,611	—	—	8,065,611
Singapore	30,466,032	—	—	30,466,032
Spain	5,450,660	—	—	5,450,660
Sweden	15,182,653	—	—	15,182,653
Switzerland	7,303,284	—	—	7,303,284
United Kingdom	63,855,352	—	—	63,855,352
United States	653,232,240	—	—	653,232,240
Short-Term Investments (f)	17,032,115	—	—	17,032,115
Total	$1,206,967,870	$—	$212,715	$1,207,180,585

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount ofthe transfers between Level 2 and Level 1 was $495,714,412.

Transfers between price levels are recognized at the beginning of the reporting year.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017